Neiman Balanced Allocation Fund
Investment Objective
The Neiman Balanced Allocation Fund seeks total return.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 11 of the Fund's prospectus and “Shares of the Fund” on page 18 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Neiman Balanced Allocation Fund	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as percentage of lower of purchase price and current NAV)	none	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none		none
[1]	Investments of $1,000,000 or more in Class A shares that qualify for a full waiver of the sales charge imposed on purchases may be subject to a maximum deferred sales charge of 1.00% of the amount invested if these shares are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Neiman Balanced Allocation Fund		Class A Shares	Class C Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.77%	0.77%
Acquired Fund Fees and Expenses	[1]	0.88%	0.88%
Total Annual Fund Operating Expenses		2.90%	3.65%
Fee Waiver/Expense Reimbursement	[2]	(0.57%)	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		2.33%	3.08%
[1]	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	The adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for Class A Shares and at 2.20% of its average daily net assets for Class C Shares through July 31, 2017. The addition of certain non-waivable and excluded expenses may cause the Fund's total annual fund operating expenses after waivers and reimbursements to exceed the maximum total annual fund operating expenses agreed to by the adviser. The fee waiver will automatically terminate on July 31, 2017 unless it is renewed by the adviser. The adviser may not terminate the fee waiver or expense reimbursement before July 31, 2017.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Neiman Balanced Allocation Fund - USD ($)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Class A Shares	798	1,371	1,968	3,575
Class C Shares	311	1,065	1,840	3,869

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.03% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund normally invests at least 50% of its assets (at the time of purchase) in shares of equity mutual funds (open-end investment companies) registered under the Investment Company Act of 1940 and at least 25% of its assets (at the time of purchase) in shares of fixed income mutual funds (open-end investment companies) registered under the Investment Company Act of 1940. The mutual funds in which the Fund may invest are referred to as “underlying funds” throughout this Prospectus. The underlying funds will be drawn from a variety of investment categories, including growth and value funds, foreign and domestic funds; corporate, government and high yield bond funds; and large, mid and small cap funds. The Fund’s investment adviser will allocate assets among equity and fixed income underlying funds in an attempt to achieve overall diversification, minimize risk, and maximize total return. From time to time, the investment adviser may invest a significant portion of the Fund’s assets in underlying funds in a particular industry sector. Underlying funds will be sold when they have realized their anticipated value or when new investment opportunities with a higher expected return are acquired. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. You will receive written notice of any material change in the Fund’s objective.

The Principal Risks of Investing in the Fund The Fund may invest in underlying funds that have any or all of these characteristics and related risks:

Risks in General

The same factors that affect stock market performance generally affect the underlying funds owned by the Fund. Domestic economic growth and market conditions, interest rate levels, and political events are among these factors.

Mutual Fund and Affiliated Fund Risk

The Fund invests a substantial portion of its assets in other mutual funds. To the extent that the Fund invests in mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. The Fund may invest in other mutual funds advised by the Fund's adviser (“affiliated mutual funds”). Because the Fund's adviser or an affiliate provides services and receives fees from affiliated mutual funds, the Fund's investment in an affiliated mutual fund benefits the adviser and/or its affiliate. In addition, if the Fund holds a significant percentage of the shares of one or more affiliated mutual funds, a conflict of interest may arise.

Risks of Investing in Underlying Funds that Own Common Stocks

The Fund invests in shares of equity underlying funds that own common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Investing in Underlying Funds that Own Fixed Income Securities

The Fund may invest in underlying funds that own bonds and other debt securities. These securities are subject to the risk that their issuer may not be able to repay the principal and interest when due. In addition, the value of bond and other debt securities held by an underlying fund can change in response to changes in prevailing interest rates, causing volatility and possible loss of value as rates increase. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by an underlying fund. As a result, for the present, interest rate risk may be heightened.

Risks of Small and Medium Sized Companies

To the extent the Fund invests in underlying funds that own stocks of small and medium capitalization companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may have limited product lines and markets, and may experience higher failure rates than do larger companies.

Foreign Risk

To the extent the Fund invests in underlying funds that own foreign securities, including American Depositary Receipts (“ADRs”), the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk

To the extent the Fund invests in underlying funds that own securities in emerging markets, the Fund will be subject to emerging market risks. The risks of foreign securities are typically increased in emerging markets. These risks include, among other things, political and economic instability, less developed securities markets and currency devaluations.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the adviser invests a significant portion of the Fund's assets in underlying funds in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.

Risk of Underlying Fund Non-Diversification

The Fund may invest in underlying funds that are non-diversified. A non-diversified fund has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Investing in non-diversified funds may result in greater volatility.

High Yield Securities Risk

The Fund may invest in underlying funds that purchase high yield securities. High yield securities are considered speculative and are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions.

Management Risk

The adviser's strategy may fail to produce the intended results.

Performance History

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class A shares for each full calendar year since the Fund's inception. Returns in the bar chart do not reflect sales charges and would be lower if they did. Returns would be lower for the Class C shares. The performance table compares the performance of the Fund's Class A shares and Class C shares over time to the performance of a broad-based market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-877-385-2720.

For the period from January 1, 2016 through June 30, 2016, the total return for the Fund was 1.83%. Best Quarter (March 31, 2012) + 7.63% Worst Quarter (September 30, 2011) -10.50%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/15
Average Annual Total Returns - Neiman Balanced Allocation Fund	1 Year	5 Years	Since Inception [1]	Inception Date
Class A Shares	(8.01%)	3.25%	5.11%	Jul. 16, 2010
Class A Shares | After Taxes on Distributions	(9.53%)	1.97%	3.89%	Jul. 16, 2010
Class A Shares | After Taxes on Distributions and Sales	(3.66%)	2.22%	3.71%	Jul. 16, 2010
Class C Shares	(3.15%)	3.67%	5.46%	Jul. 16, 2010
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	1.38%	12.57%	14.49%	Jul. 16, 2010
[1]	The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

The average annual total returns for the Fund's Class A shares are reduced to reflect the maximum applicable sales charge. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class C shares will vary from the after-tax returns presented for Class A shares.